Marketable Securities - Disclosure of Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities Disclosure [Abstract]
Balance, beginning of year	$ 0	$ 0
Additions	158,101	0
Dispositions	(9,663)	0
Change in fair value recognized in profit or loss	(64,714)	0
Balance, end of period	$ 83,724	$ 0